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1701 Market Street                                             Morgan, Lewis
Philadelphia, PA  19103-2921                                   & Bockius LLP
215-963-5000                                                   Counselors at Law
Fax: 215-963-5001


December 28, 2007


VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:   Schwab Capital Trust - Post-Effective Amendment No. 89
      File Nos. 33-62470 and 811-7704

Ladies and Gentlemen:

Our client, Schwab Capital Trust (the "Trust"), has enclosed, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the "Act"), and the Investment Company Act of 1940, as amended, Post-Effective Amendment ("PEA") No. 89 to the Trust's Registration Statement on Form N-1A, together with all exhibits thereto. This filing is made pursuant to Rule 485(a)(1) under the Act for the purpose of making material changes to the investment strategy of the Schwab Balanced Fund (formerly, the Schwab Viewpoints Fund) (the "Fund"). While the Fund will continue to pursue an asset allocation strategy by investing in a combination of equity and fixed income investments, upon the effective date of PEA No. 89 the Fund will implement a "fund-of-funds" structure to pursue its investment objective. In the past, the Fund used a "multi-manager" structure to pursue its investment objective.

If you have any questions regarding PEA No. 89, please do not hesitate to contact the undersigned at 215.963.5598.

Very truly yours,

/s/ Sean Graber
Sean Graber